FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023
FAIR VALUE MEASUREMENTS
Schedule of assets and liabilities that are measured at fair value on a recurring basis

		September 30,	December 31,
Description	Level	2024	2023
Liabilities
Warrant liabilities	3	$52,955,510	$22,024,165
Derivative liabilities	3	$2,027,773	$922,834

		December 31,	December 31,
Description	Level	2023	2022
Liabilities
Warrant liabilities	3	$22,024,165	$5,652,553
Derivative Liabilities	3	$922,834	$1,572,078

Mars Acquisition Corporation
FAIR VALUE MEASUREMENTS
Schedule of assets and liabilities that are measured at fair value on a recurring basis

Description	Level	September 30, 2024	September 30, 2023
Assets:
Marketable securities held in Trust Account	1	$23,142,783	$72,587,820
		$23,142,783	$72,587,820

Liabilities:
Convertible notes payable - related party	1	$456,228	$—
Forward purchase agreement	3	328,000	—
		$784,228	$—